DEPOSITS AND OTHER CUSTOMER ACCOUNTS - Schedule of Interest Expense on Deposits and Other Customer Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deposits [Abstract]
Interest-bearing demand deposits	$ 153,031	$ 183,946	$ 148,044
Savings	214,198	15,492	9,143
Customer repurchase accounts	3,590	2,983	1,939
Money market	784,537	840,729	654,425
CDs	724,657	1,016,322	730,635
Total interest expense on deposits	$ 1,880,013	$ 2,059,472	$ 1,544,186